Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated November 22, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Select Income Opportunity Fund, Summary Prospectus for Class A, Class C and Advisor Class Shares of the Forward Select Income Opportunity Fund, Forward Dynamic Income Fund and Forward Select Income Opportunity Fund Investor Class and Institutional Class Prospectus, Forward Dynamic Income Fund and Forward Select Income Opportunity Fund Class A, Class C and Advisor Class Prospectus, and the Forward Dynamic Income Fund and Forward Select Income Opportunity Fund Statement of Additional Information

each dated July 31, 2013, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

The following information applies to the Forward Select Income Opportunity Fund (the "Fund") only:

Effective December 23, 2013, the name of the Fund will be changed to the "Forward Select Opportunity Fund." Accordingly, effective December 23, 2013, all references in each of the prospectuses and the statement of additional information to "Forward Select Income Opportunity Fund" shall be replaced with "Forward Select Opportunity Fund."

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Load | Forward Select Income Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated November 22, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Select Income Opportunity Fund, Summary Prospectus for Class A, Class C and Advisor Class Shares of the Forward Select Income Opportunity Fund, Forward Dynamic Income Fund and Forward Select Income Opportunity Fund Investor Class and Institutional Class Prospectus, Forward Dynamic Income Fund and Forward Select Income Opportunity Fund Class A, Class C and Advisor Class Prospectus, and the Forward Dynamic Income Fund and Forward Select Income Opportunity Fund Statement of Additional Information

each dated July 31, 2013, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

The following information applies to the Forward Select Income Opportunity Fund (the "Fund") only:

Effective December 23, 2013, the name of the Fund will be changed to the "Forward Select Opportunity Fund." Accordingly, effective December 23, 2013, all references in each of the prospectuses and the statement of additional information to "Forward Select Income Opportunity Fund" shall be replaced with "Forward Select Opportunity Fund."

****

No Load | Forward Select Income Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated November 22, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Select Income Opportunity Fund, Summary Prospectus for Class A, Class C and Advisor Class Shares of the Forward Select Income Opportunity Fund, Forward Dynamic Income Fund and Forward Select Income Opportunity Fund Investor Class and Institutional Class Prospectus, Forward Dynamic Income Fund and Forward Select Income Opportunity Fund Class A, Class C and Advisor Class Prospectus, and the Forward Dynamic Income Fund and Forward Select Income Opportunity Fund Statement of Additional Information

each dated July 31, 2013, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

The following information applies to the Forward Select Income Opportunity Fund (the "Fund") only:

Effective December 23, 2013, the name of the Fund will be changed to the "Forward Select Opportunity Fund." Accordingly, effective December 23, 2013, all references in each of the prospectuses and the statement of additional information to "Forward Select Income Opportunity Fund" shall be replaced with "Forward Select Opportunity Fund."

****